Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 3,583	$ 3,320
Less: Accumulated depreciation and amortization		(3,017)	(2,745)
Property and Equipment, Net	$ 456	566	575
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		2,999	2,803
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		106	106
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		364	313
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 114	$ 98